Derivatives and Hedge Accounting - Hedged items included in a fair value hedging relationship (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets [abstract]
Discontinued hedges, Assets	€ 272
Liabilities [abstract]
Change in fair value of derivatives	185	€ (184)	€ (170)
Interest rate risk [member] | Fair value hedges [member] | Derivatives [member]
Assets [abstract]
Carrying amount of the hedge item, Assets	38,223
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Assets	85,790
Discontinued hedges, Assets	272
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	1,232
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	1,767
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(176)	91
Change in fair value of derivatives	185	(184)
Hedge ineffectiveness recognised in the statement of profit or Lloss	8	€ (93)
-Amounts due from banks [member] | Interest rate risk [member] | Fair value hedges [member] | Derivatives [member]
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(1)
-Debt securities [member] | Interest rate risk [member] | Fair value hedges [member] | Derivatives [member]
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	55,081
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	1,659
Change in fair value used as a basis to determine hedge ineffectiveness for the period	53
-Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member] | Interest rate risk [member] | Fair value hedges [member] | Derivatives [member]
Assets [abstract]
Carrying amount of the hedge item, Assets	18,471
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Assets
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	1
-Debt securities [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member] | Fair value hedges [member] | Derivatives [member]
Assets [abstract]
Carrying amount of the hedge item, Assets	16,843
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Assets	687
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(91)
-Loans and advances to customers [member] | Interest rate risk [member] | Fair value hedges [member] | Derivatives [member]
Assets [abstract]
Carrying amount of the hedge item, Assets	2,909
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Assets	273
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(134)
-Customer deposits and other funds on deposit [Member] | Interest rate risk [member] | Fair value hedges [member] | Derivatives [member]
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	193
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	0
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(11)
-Amounts Due to Banks [Member] | Interest rate risk [member] | Fair value hedges [member] | Derivatives [member]
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	17,717
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	55
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(52)
-Subordinated loans [member] | Interest rate risk [member] | Fair value hedges [member] | Derivatives [member]
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	12,799
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	53
Change in fair value used as a basis to determine hedge ineffectiveness for the period	€ 57